Equity Method Investments - Schedule of Equity Method Investment in Joint Ventures (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investment in Joint Ventures [Abstract]
Balance at beginning	$ 1,311,010	$ 1,340,257
Company’s share in net loss recognized during the year	5,528	(33,780)	$ (115,943)
Exchange difference	7,591	4,533
Balance at ending	$ 1,324,129	$ 1,311,010	$ 1,340,257